Schedule of breakdown of cash and cash equivalents by original currency (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	$ 595,013	$ 97,669	$ 909,995	$ 649,106
NTD [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	546,668	49,913
EUR [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	44	1,452
USD [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	47,453	36,170
RMB [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	$ 848	$ 10,134